Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of reconciliation of the difference between the statutory federal income tax rate and the effective income tax rate

The following table presents a reconciliation of the difference between the statutory federal income tax rate and the effective income tax rate for the years ended December 31:

	2013		2012		2011
Federal statutory income tax rate	34.0%		34.0%		34.0%
State income tax rate, net of federal tax benefit	0.9%		7.8%		5.7%
Partnership income not subject to tax	(32.9%	)	(38.6%	)	(39.3%	)

Effective income tax rate	2.0%		3.2%		0.4%

Schedule of the components of the provision for income taxes

The following table presents the components of the provision for income taxes for the years ended December 31 (in thousands):

	2013	2012	2011
Current:
Federal	$(59)	$71	$—
State	542	289	68

Total current	483	360	68
Deferred:
Federal	442	940	67
State	(106)	277	(67)

Total deferred	336	1,217	—

Total	$819	$1,577	$68

Schedule of significant components of current and long-term deferred taxes

Significant components of current and long-term deferred taxes were as follows at December 31 (in thousands):

	2013		2012
	Current	Long-Term	Current	Long-Term
Deferred Income Tax Assets
Accounts receivable allowances	$329	$—	$296	$—
Environmental liability	—	4,792	—	4,958
Asset retirement obligation	—	646	—	660
Intangible assets	—	191	—	179
Capital lease	—	—	—	1,491
UNICAP	467	—	—	—
Other	24	—	9	—
Federal net operating loss carryforwards	—	9,810	—	5,625
State net operating loss carryforwards	—	1,537	—	1,107
Federal tax credit carryforward	—	115	—	174

Total deferred tax assets	$820	$17,091	$305	$14,194
Deferred Income Tax Liabilities
Property and equipment	$—	$(26,527)	$—	$(21,112)
Land	—	(4,353)	—	(6,020)

Total deferred tax liabilities	$—	$(30,880)	$—	$(27,132)

Net deferred tax assets (liabilities)	$820	$(13,789)	$305	$(12,938)

Schedule of reconciliation of the differences between income before income tax expense and income subject to income tax expense

  The following presents a reconciliation of the differences between income before income tax expense and income subject to income tax expense for the years ended December 31 (in thousands):

	2013	2012	2011
Income before income tax expense	$41,872	$48,320	$19,420
Non-taxable income	(41,640)	(44,056)	(18,817)

Income subject to income tax expense	$232	$4,264	$603